17. Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 33,990,463	$ 38,935,411
Notional amount of the maximum CEO	637,102	637,102
Accrued contingent liability	$ 84,944	$ 84,944